Subsequent Events (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 11, 2021	Mar. 19, 2021	Oct. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Feb. 19, 2021	Jan. 18, 2021	Jan. 13, 2021
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Issued In Period					250,000
Sale of stock, number of shares issued in transaction (in shares)		15,000,000.0
Sale of stock, consideration received on transaction		$ 150,000
2020 Term Facility Loan
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 35,000	$ 35,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Subsequent Event | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, term	24 months
Stock issuance costs	$ 40
Sale of stock, consideration received on transaction	$ 50,000
Subsequent Event | Employee Stock [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				33,410,136
Subsequent Event | Definitive Agreement [Member]
Subsequent Event [Line Items]
Proforma Enterprise Value			$ 1,200,000
Subsequent Event | 2020 Term Facility Loan
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 11,400
Subsequent Event | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Subsequent Event | Convertible Debt [Member] | Five Percent Twenty Five Million Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 25,000
Subsequent Event | Convertible Debt [Member] | Five Percent Ten Million Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 10,000
Subsequent Event | Convertible Debt [Member] | Five Percent Thirty Million Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 30,000